Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of the following:

	June 30, 2019	December 31, 2018
Accrued payroll and other accrued expenses	$61,884	$91,560
Accrued research and development expenses	696,175	646,175
Accrued general and administrative expenses	1,360,545	1,084,831
Accrued director compensation	532,500	482,500
Deferred rent	14,573	33,610
Total accrued expenses	2,665,677	2,338,676
Less: accrued expenses, current portion	2,665,677	2,302,176
Accrued expenses, non-current portion	$-	$36,500

Accrued expenses and other current liabilities are comprised of the following:

	December 31,
	2018	2017
Accrued payroll	$91,560	$349,163
Accrued research and development expenses	646,175	636,175
Accrued general and administrative expenses	1,084,831	605,318
Accrued director compensation	482,500	282,500
Deferred rent	33,610	50,395
Total accrued expenses	2,338,676	1,923,551
Less: accrued expenses, current portion	2,302,176	1,885,551
Accrued expenses, non-current portion	$36,500	$38,000